Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Subsidiaries Office Business shares	Dec. 31, 2020 USD ($) shares
Description of Business [Abstract]
Number of subsidiaries | Subsidiaries	1
Number of stores | Office	22
Industry Segment Information [Abstract]
Number of reported lines of business | Business	2
Loans [Abstract]
Loans held for sale	$ 1,682	$ 70
Concentrations of Credit Risk [Abstract]
% Total Loans	100.00%	100.00%
Due from Banks	$ 135,995
Property, Plant and Equipment [Abstract]
Finance lease	0
Goodwill [Abstract]
Goodwill impairment	0	$ 0
Mortgage Servicing Rights [Abstract]
MSR assets	$ 480	$ 458
Earnings Per Share [Abstract]
Number of weighted average common shares outstanding (in shares) | shares	4,780,609	4,787,446
Restrictions on Cash [Abstract]
Restricted cash	$ 136,379	$ 121,432
Minimum [Member]
Property, Plant and Equipment [Abstract]
Operating lease term	16 months
Maximum [Member]
Property, Plant and Equipment [Abstract]
Operating lease term	20 years
Operating lease renewal term	15 years
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	39 years
Residential Real Estate Loans [Member]
Concentrations of Credit Risk [Abstract]
% Total Loans	33.02%	36.00%
Commercial Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	3 years
Concentrations of Credit Risk [Abstract]
% Total Loans	33.90%	29.86%
Consumer Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	3 years
Loans maturity period	6 years
Concentrations of Credit Risk [Abstract]
% Total Loans	16.05%	15.56%
Commercial and Industrial Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	5 years
Concentrations of Credit Risk [Abstract]
% Total Loans	17.03%	18.58%